UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number  811-00214
                                                    -----------

                           SENTINEL GROUP FUNDS, INC.
                        --------------------------------
               (Exact name of registrant as specified in charter)

                             ONE NATIONAL LIFE DRIVE
                               MONPELIER, VT 05604
                            -------------------------
               (Address of principal executive offices) (Zip code)

                     SENTINEL ADMINISTRATIVE SERVICES, INC.
                             ONE NATIONAL LIFE DRIVE
                              MONTPELIER, VT 05604
                     ---------------------------------------
                     (Name and address of agent for service)

                                 (800) 282-3863
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end:  10/31/07
                          --------

Date of reporting period: 07/31/07
                          --------

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

SENTINEL MID CAP VALUE FUND
--------------------------------------------------------------------------------
Investment in Securities
at July 31, 2007 (Unaudited)
                                                          SHARES          VALUE
                                                                         (NOTE 1)
----------------------------------------------------------------------------------
COMMON STOCKS  76.4%
CONSUMER DISCRETIONARY 7.0%
Comcast Corp.*(a)                                         57,600     $   1,513,152
Lions Gate Entertainment Corp.*(a)                       288,700         3,172,813
Scripps, E.W. Co.(a)                                      50,000         2,048,500
Source Interlink Cos., Inc.*(a)                          120,000           525,600
Triarc Cos., Inc. (a)                                     94,600         1,375,484
                                                                     -------------
                                                                         8,635,549
                                                                     -------------
CONSUMER STAPLE 4.6%
Bunge Ltd. (a)                                            62,400         5,654,064
                                                                     -------------
ENERGY 18.4%
Delta Petroleum Corp.*(a)                                331,000         5,494,600
Golar LNG Ltd.(a)                                        353,900         6,182,633
Gulfmark Offshore, Inc.*(a)                               44,900         2,109,402
Newpark Resources *(a)                                   380,100         2,406,033
Petroleum Development Corp.*(a)                           77,100         3,110,214
Rowan Cos., Inc. (a)                                      43,700         1,843,703
SEACOR Holdings, Inc.*(a)                                  8,600           750,092
Transocean, Inc. *                                         6,300           676,935
                                                                     -------------
                                                                        22,573,612
                                                                      -------------
FINANCIALS 10.0%
Arch Capital Group Ltd. *                                 83,200         5,795,712
iStar Financial, Inc.(a)(b)                               43,900         1,594,887
Unum Group (a)                                            27,700           673,110
Willis Group Holdings Ltd. (a)                           103,300         4,192,947
                                                                     -------------
                                                                        12,256,656
                                                                     -------------
HEALTH CARE 8.4%
Health Net, Inc.*                                         36,700         1,818,118
Hospira, Inc.*(a)                                         60,000         2,320,200
Laboratory Corp of America Holdings*(a)                   15,100         1,115,135
Quest Diagnostics, Inc.(a)                                13,000           721,110
Thermo Fisher Scientific, Inc.*(a)                        82,500         4,307,325
                                                                     -------------
                                                                        10,281,888
                                                                     -------------
INDUSTRIALS 12.9%
Discovery Holding Co.*(a)                                 75,100         1,781,372
                                                                     -------------




                                                          SHARES          VALUE
                                                                         (NOTE 1)
----------------------------------------------------------------------------------


Grupo Aeroportuario del Pacifico SA de CV ADR(a)          32,459     $   1,578,156
Horizon Lines, Inc.(a)                                    52,500         1,515,150
Keppel Corp Ltd. ADR(a)                                  303,200         5,366,640
Laidlaw Int'l., Inc.(a)                                   54,000         1,836,000
Textron, Inc.(a)                                          21,800         2,461,002
WESCO Int'l.,Inc.*(a)                                     26,000         1,392,300
                                                                     -------------
                                                                        15,930,620
                                                                     -------------
INFORMATION TECHNOLOGY 2.2%
eFunds Corp.*(a)                                          75,000         2,679,000
                                                                     -------------

MATERIALS 6.2%
Denison Mines Corp.*                                     146,700         1,515,411
Int'l. Flavors & Fragrances, Inc.(a)                      84,500         4,234,295
Nova Chemicals Corp.                                      49,900         1,904,184
                                                                     -------------
                                                                         7,653,890
                                                                     -------------
UTILITIES 6.7%
Constellation Energy Group, Inc.(a)                       37,500         3,142,500
Mirant Corp.*(a)                                          95,000         3,593,850
SCANA Corp.(a)                                            39,000         1,457,820
                                                                     -------------
                                                                         8,194,170
                                                                     -------------
TOTAL COMMON STOCKS
    (Cost $64,001,156)                                                  93,859,449
                                                                     -------------
FOREIGN STOCKS 8.0%
LUXEMBOURG 0.2%
Stolt-Nielsen SA(c)                                        8,500           291,628
                                                                     -------------
NORWAY 7.8%
Eitzen Chemical ASA*(c)                                  362,200         1,549,115
Marine Harvest*(a)(c)                                  5,481,200         6,800,860
Wilh Wilhelmsen ASA(c)                                    31,650         1,222,499
                                                                     -------------
                                                                         9,572,474
                                                                     -------------
TOTAL FOREIGN STOCKS
    (Cost $8,425,998)                                                    9,864,102
                                                                     -------------
MONEY MARKET FUNDS 24.9%
State Street Navigator Securities Lending
   Prime Portfolio (d)
   (Cost $30,642,684)                                 30,642,684        30,642,684
                                                                     -------------

                                                         PRINCIPAL
                                                          AMOUNT          VALUE
                                                        (M=$1,000)       (NOTE 1)
----------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS 15.1%
FEDERAL FARM CREDIT BANK 6.1%

Agency Discount Notes:
  5.13%, 08/01/07                                         7,500M     $   7,500,000
                                                                     -------------
FEDERAL HOME LOAN BANK 9.0%
Agency Discount Notes:
  5.12%, 08/03/07                                         7,800M         7,797,782
  5.12%, 08/07/07                                         3,200M         3,197,269
                                                                     -------------
TOTAL FEDERAL HOME LOAN  BANK                                           10,995,051
                                                                     -------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
    (Cost $18,495,051)                                                  18,495,051
                                                                     -------------
TOTAL INVESTMENTS 124.4%
    (Cost $121,564,889)+                                               152,861,286
EXCESS OF LIABILITIES OVER OTHER
   ASSETS (24.4)%                                                      (29,958,641)
                                                                     -------------
NET ASSETS 100.0%                                                    $ 122,902,645
                                                                     =============

*    NON-INCOME PRODUCING

+    COST FOR FEDERAL INCOME TAX PURPOSES IS $121,564,889. AT JULY 31, 2007
     UNREALIZED APPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGATED
     $31,296,397 OF WHICH $33,577,022 RELATED TO APPRECIATED SECURITIES AND
     $2,280,625 RELATED TO DEPRECIATED SECURITIES.

(a)  ALL OR A PORTION OF THIS SECURITY WAS ON LOAN AT JULY 31, 2007. THE
     AGGREGATE COST AND MARKET VALUE OF SECURITIES ON LOAN AT JULY 31, 2007 IS
     $22,635,261 AND $29,520,970, RESPECTIVELY.

(b)  REAL ESTATE INVESTMENT TRUSTS

(c)  FOREIGN DENOMINATED

(d)  MONEY MARKET MUTUAL FUND REGISTERED UNDER THE INVESTMENT COMPANY ACT OF
     1940, AS AMENDED, AND ADVISED BY SSGA FUNDS MANAGEMENT, INC., AN AFFILIATE
     OF STATE STREET BANK AND TRUST COMPANY. THIS AMOUNT REPRESENTS THE
     INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES LENDING ACTIVITY
     (SEE NOTE 2).

ADR - AMERICAN DEPOSITORY RECEIPT

    The accompanying notes are an integral part of the financial statements.

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SENTINEL GEORGIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
Investment in Securities
at July 31, 2007 (Unaudited)

                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                        (M=$1,000)      (NOTE 1)
--------------------------------------------------------------------------------
BONDS 98.1%
GEORGIA 98.1%
Berrien County School District
  5%, 04/01/18                                           605M        $   650,526
Bulloch County Development Authority
  5%, 08/01/16                                           500M            523,125
Burke County Development Authority
  4.45%, 01/01/32                                        500M            502,855
Chatham County School District
  5.25%, 08/01/14                                        1,000M        1,082,580
Cherokee County Ga
  4%, 08/01/15                                           1,000M        1,002,040
  5%, 02/01/12                                           685M            717,517
  5.25%, 08/01/16                                        1,200M        1,274,244
City of Atlanta GA
  5%, 11/01/38                                           1,000M        1,024,260
Clayton County & Clayton County Water Authority
  5.25%, 05/01/15                                        1,500M        1,618,380
Cobb County & Marietta Water Authority
  5.125%, 11/01/19                                       1,000M        1,067,950
Cobb County Ga
  5%, 01/01/13                                           1,000M        1,056,160
Cobb County Hospital Authority
  5.25%, 04/01/15                                        700M            753,858
Cobb-Marietta Coliseum &
   Exhibit Hall Authority/GA
  5%, 01/01/15                                           1,000M        1,058,920
Columbus Building Authority
  4.125%, 01/01/13                                       500M            506,890
  5.25%, 01/01/17                                        705M            762,803
Columbus Ga
  5%, 05/01/31                                           500M            520,445
County of Forsyth GA
  5.25%, 03/01/13                                        1,000M        1,068,090
County of Fulton GA
  5.25%, 01/01/12                                        300M            306,855
  5.25%, 01/01/13                                        100M            102,285
County of Gilmer GA
  5%, 04/01/20                                           1,000M        1,062,120
De Kalb County Ga
  5%, 10/01/12                                           1,000M        1,055,230
  5%, 12/01/15                                           1,000M        1,076,050


                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                        (M=$1,000)      (NOTE 1)
--------------------------------------------------------------------------------
Douglasville-Douglas County Water & Sewer
   Authority/GA
   5%, 06/01/27                                          500M        $   521,760
Downtown Savannah Authority
  4.6%, 08/01/11                                         600M            604,404
Forsyth County School District
  5.125%, 07/01/15                                       500M            529,285
Fulton County Development Authority
  5%, 09/01/12                                           250M            254,195
Fulton Dekalb Hospital Authority
  5%, 01/01/13                                           1,000M        1,051,170
Georgia State Road & Tollway Authority
  5%, 06/01/18                                           1,000M        1,063,760
Gwinnett County Water & Sewerage Authority
  4.75%, 08/01/16                                        1,000M        1,039,620
Henry County & Henry County Water &
  Sewerage Authority
  5.125%, 02/01/19                                       1,045M        1,114,900
Jackson County School District/GA
  5%, 03/01/16                                           1,000M        1,066,810
  5%, 03/01/21                                           500M            526,045
Jackson County Water & Sewer Authority
  5.25%, 09/01/20                                        500M            546,070
Laurens County School District
  3.75%, 05/01/12                                        1,000M          999,090
Madison Ga Gas System Revenue
  4.125%, 07/01/16                                       355M            356,367
Newton County School District/GA
  5%, 02/01/15                                           1,000M        1,054,360
Paulding County Ga
  5%, 02/01/21                                           1,000M        1,062,910
Private Colleges & Universities Authority
  4.75%, 10/01/11                                        300M            301,782
  5%, 09/01/13                                           500M            528,935
Roswell Ga
  5.5%, 02/01/12                                         770M            796,349
State of Georgia
  5%, 07/01/14                                           530M            552,112
  5%, 05/01/19                                           1,000M        1,049,380
  5.25%, 10/01/15                                        1,500M        1,637,010




                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                        (M=$1,000)      (NOTE 1)
--------------------------------------------------------------------------------
State of Georgia
  6.25%, 08/01/13                                        2,000M      $ 2,254,760
  7.4%, 08/01/07                                         15M              15,000
                                                                     -----------
TOTAL INVESTMENTS 98.1%
    (Cost $37,889,927)+                                               37,719,257
OTHER ASSETS IN EXCESS OF
   LIABILITIES                                              1.9%         743,579
                                                                     -----------
NET ASSETS 100.0%                                                    $38,462,836
                                                                     ===========

+    COST FOR FEDERAL INCOME TAX PURPOSES IS $37,889,927. AT JULY 31, 2007
     UNREALIZED DEPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGATED $170,670
     OF WHICH $167,217 RELATED TO APPRECIATED SECURITIES AND $337,887 RELATED TO
     DEPRECIATED SECURITIES.

    The accompanying notes are an integral part of the financial statements.

NOTE 1:

SECURITY VALUATION: Equity securities that are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when deemed appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities are valued on the basis of valuations provided by an independent pricing services. The mean between the bid and asked prices is used for valuation purposes. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's pricing time but after the close of the securities' primary markets, will be fair valued under procedures adopted by the Funds' board. The board has delegated this responsibility to a pricing committee, subject to its review and supervision. Short-term securities maturing in 60 days or less are valued at cost plus accrued interest earned, which approximates market value. Money market securities are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

NOTE 2:

Under an agreement with SSB, the Funds may lend their securities, up to 50% of each Fund's portfolio before taking into account the securities on loan, to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash in an amount equivalent to 102% (domestic) or 105% (foreign) of the market value of the loaned securities. Any adjustments in collateral required to maintain those levels due to market value fluctuations are made the next business day. The cash collateral is invested in a registered money market fund advised by State Street Global Advisors, a subsidiary of SSB. A portion of the income generated by the investment of the collateral, net of any rebates paid by SSB to the borrowers, is remitted to SSB as lending agent, and the remainder is retained by the Fund. The Fund receives from the borrower all accrued dividend and interest amounts while the securities are out on loan. The Fund retains certain ownership rights as to the loaned securities when retaining such rights is considered to be in the Fund's best interest. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The fund bears the risk of loss with respect to the investment of the Collateral.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE 1940 ACT (17 CFR 270.30A-2(A)). Filed herewith as an exhibit.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


      Sentinel Group Funds, Inc.

      By (Signature and Title)   /s/ THOMAS P. MALONE
                                 --------------------------------------------
                                 Thomas P. Malone
                                 Vice President & Treasurer

      Date  09/21/07
           ----------



      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

      By (Signature and Title)*  /s/ CHRISTIAN THWAITES
                                 --------------------------------------------
                                 Christian Thwaites,
                                 President and Chief Executive Officer


      Date  09/21/07
           ----------

      By (Signature and Title)*  /s/ THOMAS P. MALONE
                                 --------------------------------------------
                                 Thomas P. Malone
                                 Vice President & Treasurer

      Date  09/21/07
           ----------